Note 18 - Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total borrowings		$ 539,007	$ 965,859
Interest to be accrued (*)	[1]	10,692	18,290
Total		549,699	984,149
Not later than one year [member]
Statement Line Items [Line Items]
Total borrowings		509,820	931,214
Interest to be accrued (*)	[1]	8,182	14,512
Total		518,002	945,726
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total borrowings		4,271	4,935
Interest to be accrued (*)	[1]	1,175	1,212
Total		5,446	6,147
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Total borrowings		4,771	4,484
Interest to be accrued (*)	[1]	1,166	1,203
Total		5,937	5,687
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Total borrowings		20,145	4,978
Interest to be accrued (*)	[1]	169	1,190
Total		20,314	6,168
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Total borrowings			20,248
Interest to be accrued (*)	[1]		174
Total			20,422
Later than five years [member]
Statement Line Items [Line Items]
Total borrowings
Interest to be accrued (*)	[1]
Total
Finance lease liabilities [member]
Statement Line Items [Line Items]
Total borrowings		44	197
Finance lease liabilities [member] | Not later than one year [member]
Statement Line Items [Line Items]
Total borrowings		44	138
Finance lease liabilities [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total borrowings			59
Finance lease liabilities [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Total borrowings
Finance lease liabilities [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Total borrowings
Finance lease liabilities [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Total borrowings
Finance lease liabilities [member] | Later than five years [member]
Statement Line Items [Line Items]
Total borrowings
Other borrowings [member]
Statement Line Items [Line Items]
Total borrowings		538,963	965,662
Other borrowings [member] | Not later than one year [member]
Statement Line Items [Line Items]
Total borrowings		509,776	931,076
Other borrowings [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total borrowings		4,271	4,876
Other borrowings [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Total borrowings		4,771	4,484
Other borrowings [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Total borrowings		20,145	4,978
Other borrowings [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Total borrowings			20,248
Other borrowings [member] | Later than five years [member]
Statement Line Items [Line Items]
Total borrowings

[1]	Includes the effect of hedge accounting.